BORROWINGS - Continued (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 2,239	$ 1,983		$ 1,909
Current portion of borrowings	(207)	(18)		(51)
Total non-current borrowings	2,032	1,965	[1]	1,858	[1]
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	1,983	1,909		1,931
Proceeds from borrowings	343	266	[2]	822	[2]
Repayment of borrowings	(87)	(184)	[2]	(820)	[2]
Finance costs paid on borrowings	(99)	(89)		(115)
Deferred loan fees	(2)	(8)		(4)
Other borrowing fees	0	0		(11)
Interest charged to the income statement	108	97		106
Translation	(7)	(8)		0
Closing balance	2,239	1,983		1,909
Capitalised finance cost	0	(2)		(14)
Commitment fees, utilisation fees and other borrowing costs	12	12		10
Total finance costs paid	111	99		111
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings	207	18		51
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	18	51
Closing balance	207	18		51
Between one and two years
Disclosure of detailed information about borrowings [line items]
Total borrowings	65	149		31
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	149	31
Closing balance	65	149		31
Between two and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings	985	102		110
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	102	110
Closing balance	985	102		110
After five years
Disclosure of detailed information about borrowings [line items]
Total borrowings	982	1,714		1,717
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	1,714	1,717
Closing balance	$ 982	$ 1,714		$ 1,717

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.

[2]	The Group has voluntarily opted to revise the presentation of the statement of cash flows to reflect the indirect method. Refer to note 1.3.2.